CHANGE IN ACCOUNTING POLICY (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Disclosure Text Block [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The following financial statement line items for the periods of three and six months ended September 30, 2016 were affected by the change in accounting principle.

Income statement

	Three months period ended September 2016			Six months period ended September 2016
	As originally reported	As adjusted	Effect of change	As originally reported	As adjusted	Effect of change
Sales	$18,283	$18,283	$-	$182,474	$182,474	$-
Cost of Sales	12,019	12,019	-	70,894	70,894	-
Total operating expenses	1,807,323	1,807,323	-	3,840,336	3,840,336	-
Total other expenses	(2,530,605)	(400,499)	2,130,106	(2,135,530)	(396,483)	1,739,047
Net income (loss) and comprehensive loss for the period	729,546	(1,400,560)	(2,130,106)	(1,593,226)	(3,332,273)	(1,739,047)
Net income (loss) per share	0.01	(0.04)	(0.05)	(0.02)	(0.06)	(0.04)

Balance sheet

	As at March 31, 2017
	As originally reported	As adjusted	Effect of change
Current assets	$1,402,580	$1,402,580	$-
Capital assets	227,421	227,421	-
Intangible assets	27,338,899	27,338,899	-
Total assets	28,968,900	28,968,900	-
Warrant derivative liability	959,600	-	(959,600)
Other current liabilities	4,818,205	4,818,205	-
Total liabilities	5,777,805	4,818,205	(959,600)
Common stock	96,794	96,794	-
Additional paid in capital	38,640,706	45,088,171	6,447,465
Retained earnings	(15,588,554)	(21,076,419)	(5,487,865)
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders' equity	23,191,095	24,150,695	959,600
Total liabilities and shareholders' equity	28,968,900	28,968,900	-

The change in retained earnings consists of a change in net loss for the year ended March 31, 2017, changing from $3,936,574 to $8,069,402, a net change of $4,132,828, the remainder of the change included in the $5,487,865 noted above relates to periods prior to March 31, 2016.

Statement of cash flows

	As at September 30, 2016
	As originally reported	As adjusted	Effect of change
Net loss for the period	$(1,593,226)	$(3,332,273)	$(1,739,047)
Adjustment for items not affecting cash
Depreciation	33,753	33,753	-
Interest expense	10,031	10,031	-
Share-based compensation expense	424,090	424,090	-
Shares issued for service	59,500	59,500	-
Change in fair value of warrant derivative liability	(1,739,047)	-	1,739,047

Net cash used in operating activities	(3,964,234)	(3,964,234)	-
Net cash used in investing activities	(6,848)	(6,848)	-
Net cash provided by financing activities	266,635	266,635	-
Net decrease in cash and cash equivalents for the period	(3,704,447)	(3,704,447)	-
Cash and cash equivalents, beginning of period	5,381,757	5,381,757	-
Cash and cash equivalents, end of period	1,677,310	1,677,310	-

The following financial statement line items for the years ended March 31, 2016 and 2017 were affected by the change in accounting principle.

Income statement

	Year ended March 31, 2016			Year ended March 31, 2017
	As originally reported	As adjusted	Effect of change	As originally reported	As adjusted	Effect of change
Sales	$-	$-	$-	$571,945	$571,945	$-
Cost of Sales	-	-	-	388,756	388,756	-
Total operating expenses	6,632,970	6,632,970	-	8,829,481	8,829,481	-
Total other expenses	(7,669,118)	73,437	(7,742,555)	(4,709,718)	(576,890)	(4,132,828)
Net income (loss) and comprehensive loss for the period	(1,036,148)	6,706,407	(7,742,555)	(3,936,574)	(8,069,402)	(4,132,828)
Basic loss per share	(0.01)	(0.09)	(0.10)	(0.04)	(0.09)	(0.05)
Diluted loss per share	(0.08)	(0.09)	(0.01)	(0.04)	(0.09)	(0.05)

Balance sheet

As a result of the accounting policy change, retained earnings as of April 1, 2015, March 31, 2016 and 2017 respectively, decreased from ($12,688,128), ($11,651,980) and ($15,588,554), as originally reported under ASU No. 2016-01, to ($6,300,655), ($13,007,062) and ($21,076,464) using ASU No. 2017-11.

	As at April 1, 2015
	As originally reported	As adjusted	Effect of change
Current assets	$6,325,007	$6,325,007	$-
Capital assets	100,629	100,629	-
Intangible assets	-	-	-
Total assets	$6,425,636	$6,425,636	$-
Warrant derivative liability	8,382,648	-	(8,382,648)
Other current liabilities	541,733	541,733	-
Total liabilities	$8,924,381	$541,733	$(8,382,648)
Common stock	65,840	65,840	-
Additional paid in capital	10,081,394	12,076,569	1,995,175
(Deficit) Retained earnings	(12,688,128)	(6,300,655)	6,387,473
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity (deficiency)	$(2,498,745)	$5,883,903	$8,382,648
Total liabilities and shareholders’ equity	$6,425,636	$6,425,636	$-

	As at March 31, 2016
	As originally reported	As adjusted	Effect of change
Current assets	$6,159,996	$6,159,996	$-
Capital assets	76,750	76,750	-
Intangible assets	-	-	-
Total assets	$6,236,746	$6,236,746	$-
Warrant derivative liability	5,135,990	-	(5,135,990)
Other current liabilities	836,850	836,895	45
Total liabilities	$5,972,840	$836,895	$(5,135,945)
Common stock	72,591	72,591	-
Additional paid in capital	11,801,146	18,292,173	6,491,027
Deficit	(11,651,980)	(13,007,062)	(1,355,082)
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity	$263,906	$5,399,851	$5,135,945
Total liabilities and shareholders’ equity	$6,236,746	$6,236,746	$-

	As at March 31, 2017
	As originally reported	As adjusted	Effect of change
Current assets	$1,402,580	$1,402,580	$-
Capital assets	227,421	227,421	-
Intangible assets	27,338,899	27,338,899	-
Total assets	$28,968,900	$28,968,900	$-
Warrant derivative liability	959,600	-	(959,600)
Other current liabilities	4,818,205	4,818,250	45
Total liabilities	$5,777,805	$4,818,250	$(959,555)
Common stock	96,794	96,794	-
Additional paid in capital	38,640,706	45,088,171	6,447,465
Deficit	(15,588,554)	(21,076,464)	(5,487,910)
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity	$23,191,095	$24,150,650	$959,555
Total liabilities and shareholders’ equity	$28,968,900	$28,968,900	$-

Statement of cash flows

	As at March 31, 2016
	As originally reported	As adjusted	Effect of change
Net income (loss) for period	$1,036,148	$(6,706,407)	$(7,742,555)
Adjustment for items not affecting cash and changes in non-cash working capital items	(5,783,984)	1,958,571	7,742,555
Net cash (used in) operating activities	(4,747,836)	(4,747,836)	-
Net cash (used in) investing activities	(547,924)	(547,924)	-
Net cash provided by financing activities	4,552,409	4,552,409	-
Net (decrease) in cash and cash equivalents for the period	(743,351)	(743,351)	-
Cash and cash equivalents, beginning of period	6,125,108	6,125,108	-
Cash and cash equivalents, end of period	$5,381,757	$5,381,757	$-
	As at March 31, 2017
	As originally reported	As adjusted	Effect of change
Net income (loss) for period	$(3,936,574)	$(8,069,402)	$(4,132,828)
Adjustment for items not affecting cash and changes in non-cash working capital items	(3,055,739)	1,077,089	4,132,828
Net cash (used in) operating activities	(6,992,313)	(6,992,313)	-
Net cash (used in) investing activities	(170,790)	(170,790)	-
Net cash provided by financing activities	2,324,996	2,324,996	-
Net (decrease) in cash and cash equivalents for the period	(4,838,107)	(4,838,107)	-
Cash and cash equivalents, beginning of period	5,381,757	5,381,757	-
Cash and cash equivalents, end of period	$543,650	$543,650	$-